Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
2.	RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

During the preparation of our Annual Report on Form 20-F for the fiscal year of 2017, the Company has discovered error in the accounting treatment of the warrants issued in connection with the SPA with HLI (Note 15), which resulted in misstatements in its previously issued consolidated financial statements for the year ended December 31, 2016. The Company is amending and restating its 2016 financial statements to reclassify the warrants to HLI as derivative liabilities and to report any changes in their fair value up to the earlier of the date of the exercise or the reporting date in earnings. The Company has performed a thorough reassessment of the terms of its warrants with reference to the provisions of ASC Topic 815-40-15-7I, regarding its exposure to changes in currency exchange rates. This reassessment has led to the management’s conclusion that the Company’s warrants issued to HLI should not be considered indexed to the Company’s own stock because the warrants are denominated in U.S. dollar, which is different from the Company’s functional currency, Renminbi

The consolidated financial statements for the year ended December 31, 2016 have been restated to reflect the correction of the misstatements. The Company has also corrected certain related disclosures to the consolidated financial statements. As a result, the Company has restated its consolidated financial statements in accordance with ASC 250, Accounting Changes and Error Corrections (the “restated consolidated

The impact of these restatements on the consolidated financial statements as previously reported is summarized below:

	As of December 31, 2016
	As previously reported	Restated
OTHER LIABILITIES
Warrants liability	$-	$1,499,362
Total Liabilities	$1,115,074	$2,614,436

Additional paid-in capital	39,150,635	37,261,366
Accumulated deficit	(26,499,675)	(26,109,768)
Total Equity	$15,437,063	$13,937,701

	For the year ended December 31, 2016
	As previously reported	Restated
Change in fair value of warrants liability	$137,710	$527,617
Loss before provision for income tax and non-controlling interest	(10,094,668)	(9,704,761)
Net loss from continuing operations	(9,999,642)	(9,609,735)
Net loss	(10,250,795)	(9,860,888)
Net loss attributable to Lianluo Smart Limited	(10,121,775)	(9,731,868)
Comprehensive loss	(10,817,957)	(10,428,050)
Comprehensive loss attributable to Lianluo Smart Limited	(10,587,119)	(10,197,212)

Loss per share
- Basic	$(0.97)	$(0.93)
- Diluted	(0.97)	(0.93)